CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net (loss) income	$ (194)	$ 143	$ 7	$ 284
Items that will not be reclassified subsequently to profit or loss:
Tax impact of remeasurement of revaluation surplus	0	0	(27)	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	0	0	(27)	0
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(93)	9	(753)	21
Cash flow hedge	0	6	9	5
Taxes on the above items	0	(1)	(2)	(1)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(93)	14	(746)	25
Total other comprehensive (loss) income	(93)	14	(773)	25
Comprehensive (loss) income	(287)	157	(766)	309
Attributable to:
Comprehensive income, attributable to parent	(292)	35	(425)	100
Comprehensive income, attributable to non-controlling interests	$ 5	$ 122	$ (341)	$ 209